Unaudited Interim Condensed Consolidated Statement of Financial Position - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Property and equipment	$ 889,000	$ 1,065,000
Right-of-use assets	1,047,000	1,846,000
Intangible assets	650,000	4,418,000
Goodwill	1,836,000	1,836,000
Investments in equity accounted associates	2,243,000
Deferred platform commission fees	54,554,000	67,110,000
Deferred tax asset	112,000	103,000
Other non-current investments	16,415,000	16,115,000
Other non-current assets		107,000
Loan receivable non-current	318,000
Total non-current assets	78,064,000	92,600,000
Current assets
Indemnification asset	1,812,000	2,232,000
Trade receivables and other current assets	43,523,000	42,131,000
Loans receivable	1,172,000	226,000
Other investments - current	45,408,000	23,757,000
Prepaid tax	227,000	201,000
Cash and cash equivalents	62,908,000	111,049,000
Total current assets	155,050,000	179,596,000
Total assets	233,114,000	272,196,000
Equity
Additional paid-in capital	30,107,000	29,831,000
Share-based payments reserve	144,601,000	144,399,000
Treasury share reserve	(33,104,000)	(33,104,000)
Translation reserve	7,054,000	5,890,000
Accumulated deficit	(239,222,000)	(248,545,000)
Equity attributable to equity holders of the Company	(90,564,000)	(101,529,000)
Total equity	(90,564,000)	(101,529,000)
Non-current liabilities
Lease liabilities - non-current	310,000	18,000
Long-term deferred revenue	91,114,000	109,891,000
Share warrant obligations	362,000	365,000
Total non-current liabilities	91,786,000	110,274,000
Current liabilities
Lease liabilities - current	777,000	1,282,000
Trade and other payables	25,138,000	20,212,000
Provisions for non-income tax risks	1,008,000	1,233,000
Put option liabilities - current	15,002,000	15,002,000
Tax liability	1,832,000	3,029,000
Deferred revenue	188,135,000	222,693,000
Total current liabilities	231,892,000	263,451,000
Total liabilities	323,678,000	373,725,000
Total liabilities and shareholders' equity	$ 233,114,000	$ 272,196,000